Other investments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Other Investments [Line Items]
Current portion		₨ 29,513	$ 389	₨ 19,744
Non-current portion		3,668	$ 48	4,958
Cost [member]
Other Investments [Line Items]
Current portion		29,490		19,678
Non-current portion		5,383		3,126
Cost [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		16,714		13,197
Cost [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		2,249		522
Non-current portion		256		0
Cost [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		973		0
Cost [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		9,340		5,959
Non-current portion		2,000		0
Cost [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		214		0
Non-current portion	[1]	2,701		2,701
Cost [member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		400		400
Cost [member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion		26		25
Unrealised gain/(loss) [member]
Other Investments [Line Items]
Current portion		23		66
Non-current portion		(1,715)		1,832
Unrealised gain/(loss) [member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		37		66
Unrealised gain/(loss) [member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Unrealised gain/(loss) [member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		0		0
Unrealised gain/(loss) [member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		0		0
Non-current portion		0		0
Unrealised gain/(loss) [member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		(14)		0
Non-current portion	[1]	(1,701)		(1,832)
Unrealised gain/(loss) [member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		(14)		0
Unrealised gain/(loss) [member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion		0		0
Fair value / amortized cost [Member]
Other Investments [Line Items]
Current portion		29,513		19,744
Non-current portion		3,668		4,958
Fair value / amortized cost [Member] | Investment in mutual funds [member]
Other Investments [Line Items]
Current portion		16,751		13,263
Fair value / amortized cost [Member] | Investment in Bonds [Member]
Other Investments [Line Items]
Current portion		2,249		522
Non-current portion		256		0
Fair value / amortized cost [Member] | Investment in commercial paper [Member]
Other Investments [Line Items]
Current portion		973		0
Fair value / amortized cost [Member] | Term deposits with banks [Member]
Other Investments [Line Items]
Current portion		9,340		5,959
Non-current portion		2,000		0
Fair value / amortized cost [Member] | Investment in equity securities [Member]
Other Investments [Line Items]
Current portion		200		0
Non-current portion	[1]	1,000		4,533
Fair value / amortized cost [Member] | Investment in limited liability partnership [Member]
Other Investments [Line Items]
Non-current portion		386		400
Fair value / amortized cost [Member] | Investment in others [Member]
Other Investments [Line Items]
Non-current portion		₨ 26		₨ 25

[1]	Primarily represents the shares of Curis, Inc. Refer to Note 33 of these consolidated financial statements for further details.